Business - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Oct. 01, 2020
Viajes Beda S.A. de C.V. [Member]
Business [Line Items]
Equity method investment, ownership percentage		100.00%
Transporturist, S.A. de C.V. [member]
Business [Line Items]
Equity method investment, ownership percentage		100.00%
Covid -19 [Member]
Business [Line Items]
Percentage of decrease in revenue	75.00%